Investments Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Available-for-sale Securities, Current	$ 136,023,000	$ 159,539,000
Trading Securities, Current	55,020,000	113,505,000
Proceeds from redemptions of securities avaliable for sale	92,398,000	27,492,000	55,121,000
Purchases of securities available for sale	58,284,000	73,192,000	99,284,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		111,100,000
Total Fluctuating-Value Mutual Funds [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Unrealized Gains	6,250,000	2,498,000
Available For Sale Securities Fair Value	136,023,000	159,539,000
Available-for-sale Securities, Gross Unrealized Losses	26,000	1,875,000
Domestic and Foreign Debt Securities [Member]
Schedule of Investments [Line Items]
Trading Securities, Current	28,700,000
Stocks of large U.S. and international companies [Member]
Schedule of Investments [Line Items]
Trading Securities, Current	13,900,000	10,900,000
Consolidated feeder fund investment in offshore master investment fund [Member]
Schedule of Investments [Line Items]
Trading Securities, Current	12,100,000	17,900,000
Unrealized Gains [Member]
Schedule of Investments [Line Items]
Available For Sale Securities Fair Value	120,600,000
Money Market Funds [Member]
Schedule of Investments [Line Items]
Trading Securities, Debt, Current		$ 77,100,000